S000008882 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	220 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Global Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.24%	9.44%	8.86%
S&P Global 1200 Industrials Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.82%	9.47%	9.02%
iShares Global Industrials ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.57%	9.39%	8.98%
Performance Inception Date					Sep. 12, 2006
iShares Global Industrials ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.17%	8.99%	8.55%
iShares Global Industrials ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.71%	7.38%	7.26%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.